Other Expenses and Adjustments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Expenses And Adjustments [Line Items]
Unrealized non-cash foreign exchange loss (gain)	$ (124,793)	$ (139,810)	$ (816,319)
Non-cash share based compensation	578,703	406,078	429,537
Included in research and development expenses:
Other Expenses And Adjustments [Line Items]
Realized foreign exchange (gain) loss	(120,794)	104,851	238,709
Unrealized non-cash foreign exchange loss (gain)	55,538	67,109	(816,319)
Non-cash share based compensation	230,141	233,919	257,016
Included in operating expenses
Other Expenses And Adjustments [Line Items]
Non-cash share based compensation	348,562	172,159	172,521
Amortization of property and equipment	90,768	162,233	180,411
Office minimum lease payments	$ 231,509	$ 148,600	$ 196,601